Employee Benefit Plans and Postretirement Benefits - Changes in Level 3 Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at end of year	$ 2,763	$ 2,693
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at end of year	33	29
Total other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at end of year	1,054	1,186
Total other types of investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at end of year	33	29
Total other types of investments [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at end of year	34	29
Total other types of investments [Member] | Insurance contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	29	29
Actual return on plan assets relating to assets still held at reporting date	1	2
Purchases	89	89
Settlements	(89)	(89)
Currency impact	3	(2)
Plan assets at fair value at end of year	$ 33	$ 29